Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment
14	Property and equipment
a.	Breakdown of property and equipment:

		12/31/2021				12/31/2020
	Annual	Historical	Accumulated	Business	Carrying	Historical	Accumulated	Business	Carrying
	depreciation rate	Cost	Depreciation	Combination	Amount	Cost	Depreciation	Combination	Amount
Buildings	4%	27,547	(14,677)	17	12,887	21,697	(14,502)	272	7,467
Furniture and Equipment	10%	12,445	(4,754)	1,257	8,948	10,106	(74)	113	10,145
Data processing systems	20%	14,390	(73)	—	14,317	12,336	(60)	12	12,288
Right of use asset – buildings	38%	131,064	(3,741)	—	127,323	109,264	(1,318)	—	107,946
Right of use asset – Equipments	38%	—	—	—	—	—	—	—	—
Total		185,446	(23,245)	1,273	163,475	153,403	(15,954)	397	137,846

b.	Changes in property and equipment

	Balance on		Business			Balance
	12/31/2020	Addition	combination	Transfer	Write-offs	on 12/31/2021
Historial cost
Buildings	21,969	5,783	61	(205)	—	27,608
Furniture and Equipment	10,219	2,926	1,567	(99)	(600)	14,012
Data processing systems	12,348	1,740	—	304	(2)	14,390
Right of use asset – buildings	109,264	21,800	—	—	—	131,064
Total - historical cost	153,800	32,249	1,627	—	(602)	187,074
Accumulated depreciation
Buildings	(14,502)	(175)	(44)	—	—	(14,721)
Furniture and Equipment	(74)	(4,681)	(309)	—	—	(5,064)
Data processing systems	(60)	(12)	—	—	—	(72)
Right of use asset – buildings	(1,318)	(2,423)	—	—	—	(3,741)
Total - accumulated depreciation	(15,954)	(7,291)	(353)	—	—	(23,598)

Total - carrying amount	137,846	24,958	1,273	—	(602)	163,475

	Balance		Business			Balance on
	on 12/31/2019	Addition	combination	Transfer	Write-offs	12/31/2020
Historial cost
Buildings	5,464	5,920	353	11,106	(874)	21,969
Furniture and Equipment	18,958	4,939	164	(11,106)	(2,736)	10,219
Data processing systems	9,598	4,985	66	—	(2,301)	12,348
Right of use asset – buildings	69,393	39,871	—	—	—	109,264
Right of use asset – Equipments	3,404	—	—	—	(3,404)	—
Total - historical cost	106,817	55,715	582	—	(9,315)	153,800
Accumulated depreciation
Buildings	(112)	(2,723)	(82)	(11,585)	—	(14,502)
Furniture and Equipment	(4,447)	(111)	(51)	4,535	—	(74)
Data processing systems	(6,997)	(60)	(53)	7,050	—	(60)
Right of use asset – buildings	(1,510)	—	—	—	192	(1,318)
Right of use asset – Equipments	(1,900)	—	—	—	1,900	—
Total - accumulated depreciation	(14,966)	(2,894)	(186)	—	2,092	(15,954)

Total - carrying amount	91,851	53,616	397	—	(7,223)	137,846

The Group does not have any property and equipment pledged as collateral.